Angel Oak UltraShort Income Fund
Schedule of Investments
October 31, 2023 (Unaudited)
	Principal
	Amount	Value
Asset-Backed Securities ― 42.59%
Automobile ― 17.41%
ACC Trust, Series 2022-1, Class B, 2.550%, 2/20/2025 (a)	$1,913,148	$1,858,905
ACM Auto Trust, Series 2023-2A, Class A, 7.970%, 6/20/2030 (a)	1,209,121	1,210,162
Ally Auto Receivables Trust, Series 2022-3, Class A2, 5.290%, 6/16/2025	551,654	551,405
American Credit Acceptance Receivables Trust, Series 2023-2, Class A, 5.890%, 10/13/2026 (a)	463,870	463,495
American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.460%, 3/13/2028 (a)	2,335,000	2,245,273
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class C, 3.770%, 3/15/2027 (a)	150,000	141,028
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class A, 3.930%, 5/15/2028 (a)	795,071	779,247
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class A, 6.900%, 1/16/2029 (a)	426,623	426,323
Avid Automobile Receivables Trust, Series 2021-1, Class C, 1.550%, 5/15/2026 (a)	1,118,059	1,104,882
Avid Automobile Receivables Trust, Series 2019-1, Class D, 4.030%, 7/15/2026 (a)	1,000,000	1,000,333
Avid Automobile Receivables Trust, Series 2023-1, Class B, 7.120%, 3/15/2027 (a)	2,600,000	2,592,247
Avid Automobile Receivables Trust, Series 2021-1, Class D, 1.990%, 4/17/2028 (a)	1,000,000	954,355
Avis Budget Car Rental LLC, Series 2020-1A, Class A, 2.330%, 8/20/2026 (a)	2,000,000	1,882,976
CarNow Auto Receivables Trust, Series 2021-1A, Class D, 3.640%, 2/17/2026 (a)	1,250,000	1,233,085
CarNow Auto Receivables Trust, Series 2022-1A, Class B, 4.890%, 3/16/2026 (a)	692,276	688,994
Carvana Auto Receivables Trust, Series 2019-4A, Class D, 3.070%, 7/15/2025 (a)	111,989	111,426
Carvana Auto Receivables Trust, Series 2023-N1, Class A, 6.360%, 4/12/2027 (a)	1,110,297	1,108,937
Carvana Auto Receivables Trust, Series 2020-N1A, Class E, 5.200%, 7/15/2027 (a)	1,450,000	1,400,242
Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.300%, 1/10/2028	1,313,089	1,227,138
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.750%, 3/10/2028	1,769,170	1,628,127
Carvana Auto Receivables Trust, Series 2021-N2, Class C, 1.070%, 3/10/2028	525,116	483,245
Carvana Auto Receivables Trust, Series 2021-N3, Class C, 1.020%, 6/12/2028	1,162,344	1,068,017
Chase Auto Credit Linked Notes, Series 2021-2, Class D, 1.138%, 12/26/2028 (a)	305,393	297,331
CPS Auto Receivables Trust, Series 2019-C, Class F, 6.940%, 9/15/2026 (a)	815,000	815,513
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.470%, 11/16/2026 (a)	750,000	740,884
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.910%, 8/16/2027 (a)	1,685,708	1,680,499
CPS Auto Receivables Trust, Series 2021-B, Class E, 3.410%, 6/15/2028 (a)	500,000	469,609
CPS Auto Receivables Trust, Series 2022-C, Class B, 4.880%, 4/15/2030 (a)	1,170,000	1,151,298
Donlen Fleet Lease Funding LLC, Series 2021-2, Class B, 0.980%, 12/11/2034 (a)	1,500,000	1,449,759
DT Auto Owner Trust, Series 2022-2A, Class B, 4.220%, 1/15/2027 (a)	1,700,000	1,681,936
DT Auto Owner Trust, Series 2023-2A, Class A, 5.880%, 4/15/2027 (a)	677,109	675,850
DT Auto Owner Trust, Series 2022-3A, Class B, 6.740%, 7/17/2028 (a)	2,700,000	2,704,298
Exeter Automobile Receivables Trust, Series 2023-4A, Class A2, 6.070%, 12/15/2025	500,000	499,276
Exeter Automobile Receivables Trust, Series 2023-1A, Class A3, 5.580%, 4/15/2026	700,000	698,120
FHF Trust, Series 2021-2A, Class A, 0.830%, 12/15/2026 (a)	902,323	867,936
FHF Trust, Series 2021-1A, Class A, 1.270%, 3/15/2027 (a)	1,168,446	1,130,021
FHF Trust, Series 2022-2A, Class A, 6.140%, 12/15/2027 (a)	638,423	632,815
First Investors Auto Owner Trust, Series 2019-2A, Class F, 5.690%, 7/15/2026 (a)	500,000	498,218
Flagship Credit Auto Trust, Series 2019-4, Class D, 3.120%, 1/15/2026 (a)	1,340,000	1,313,551
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.150%, 9/15/2026 (a)	1,017,755	1,017,966
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class A2, 5.430%, 10/15/2026 (a)	562,735	560,757
Foursight Capital Automobile Receivables Trust, Series 2022-2, Class B, 5.190%, 10/15/2027 (a)	1,200,000	1,173,946
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class D, 3.680%, 11/16/2026 (a)	450,000	436,418
GLS Auto Receivables Issuer Trust, Series 2023-1A, Class B, 6.190%, 6/15/2027 (a)	2,493,000	2,471,274
GLS Auto Receivables Issuer Trust, Series 2021-1A, Class E, 3.140%, 1/18/2028 (a)	2,400,000	2,257,999
Hertz Vehicle Financing LLC, Series 2022-3A, Class B, 3.860%, 3/25/2025 (a)	250,000	249,049
Hertz Vehicle Financing LLC, Series 2022-3A, Class C, 4.350%, 3/25/2025 (a)	666,667	663,620
Honda Auto Receivables Owner Trust, Series 2023-4, Class B, 6.630%, 2/14/2028 (a)	600,000	599,983
LAD Auto Receivables Trust, Series 2023-3A, Class A2, 6.090%, 6/15/2026 (a)	500,000	499,722
LAD Auto Receivables Trust, Series 2023-1A, Class A2, 5.680%, 10/15/2026 (a)	1,291,429	1,285,189
LAD Auto Receivables Trust, Series 2022-1A, Class A, 5.210%, 6/15/2027 (a)	483,409	478,411
Lendbuzz Securitization Trust, Series 2022-1A, Class A, 4.220%, 5/17/2027 (a)	3,423,204	3,319,809
Lendbuzz Securitization Trust, Series 2023-1A, Class A2, 6.920%, 8/15/2028 (a)	917,559	907,504
Lendbuzz Securitization Trust, Series 2023-3A, Class A2, 7.500%, 12/15/2028 (a)	500,000	497,482
Lobel Automobile Receivables Trust, Series 2023-1, Class A, 6.970%, 7/15/2026 (a)	471,708	471,211
Prestige Auto Receivables Trust, Series 2023-1A, Class A2, 5.880%, 3/16/2026 (a)	800,000	799,622
Prestige Auto Receivables Trust, Series 2023-2A, Class B, 6.640%, 12/15/2027 (a)	600,000	599,953
Prestige Auto Receivables Trust, Series 2022-1A, Class B, 6.550%, 7/17/2028 (a)	1,160,000	1,159,550
Prestige Auto Receivables Trust, Series 2023-2A, Class C, 7.120%, 8/15/2029 (a)	500,000	499,925
Research-Driven Pagaya Motor Asset Trust, Series 2023-3A, Class A, 7.130%, 1/26/2032 (a)	500,000	498,887
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.281%, 5/15/2032 (a)	156,821	154,890
Santander Consumer USA Holdings, Inc., Series 2023-4, Class A2, 6.180%, 2/16/2027	300,000	299,653
Santander Consumer USA Holdings, Inc., Series 2023-5, Class A2, 6.310%, 7/15/2027	1,600,000	1,599,994
Santander Drive Auto Receivables Trust, Series 2023-2, Class A2, 5.870%, 3/16/2026	1,014,177	1,013,230
Skopos Auto Receivables Trust, Series 2019-1A, Class D, 5.240%, 4/15/2025 (a)	1,327,912	1,329,503
Skopos Auto Receivables Trust, Series 2019-1A, Class E, 7.820%, 6/15/2026 (a)	500,000	500,008
Tesla Auto Lease Trust, Series 2023-A, Class A2, 5.860%, 8/20/2025 (a)	1,000,000	998,781
Tesla Auto Lease Trust, Series 2021-B, Class D, 1.320%, 9/22/2025 (a)	2,105,000	2,019,442
Tricolor Auto Securitization Trust, Series 2022-1A, Class B, 4.340%, 5/15/2025 (a)	800,000	796,689
Tricolor Auto Securitization Trust, Series 2023-1A, Class A, 6.480%, 8/17/2026 (a)	333,010	332,784
Tricolor Auto Securitization Trust, Series 2021-1A, Class E, 3.230%, 9/15/2026 (a)	400,000	393,593
UNIFY Auto Receivables Trust, Series 2021-1A, Class B, 1.290%, 11/16/2026 (a)	1,450,000	1,362,021
United Auto Credit Securitization Trust, Series 2022-2, Class B, 5.410%, 12/10/2025 (a)	1,000,000	997,968
United Auto Credit Securitization Trust, Series 2022-1, Class C, 2.610%, 6/10/2027 (a)	1,380,737	1,374,356
US Auto Funding Trust, Series 2022-1A, Class A, 3.980%, 4/15/2025 (a)	1,359,557	1,328,924
US Auto Funding Trust, Series 2022-1A, Class B, 5.130%, 12/15/2025 (a)	750,000	709,129
USASF Receivables LLC, Series 2020-1A, Class D, 9.350%, 3/15/2027 (a)	6,578,000	6,636,788
Veros Automobile Receivables Trust, Series 2020-1, Class C, 2.990%, 6/16/2025 (a)	74,317	74,376
Veros Automobile Receivables Trust, Series 2022-1, Class A, 3.470%, 12/15/2025 (a)	609,076	604,571
Veros Automobile Receivables Trust, Series 2020-1, Class D, 5.640%, 2/16/2027 (a)	850,000	834,810
Veros Automobile Receivables Trust, Series 2021-1, Class C, 3.640%, 8/15/2028 (a)	1,000,000	948,080
Veros Automobile Receivables Trust, Series 2023-1, Class A, 7.120%, 11/15/2028 (a)	1,421,294	1,420,727
Westlake Automobile Receivables Trust, Series 2020-2A, Class D, 2.760%, 1/15/2026 (a)	679,282	672,736
Westlake Automobile Receivables Trust, Series 2023-1A, Class A2A, 5.510%, 6/15/2026 (a)	816,962	815,227
Westlake Automobile Receivables Trust, Series 2023-P1, Class A2, 5.890%, 2/16/2027 (a)	1,000,000	998,240
		90,131,553
Consumer ― 19.86%
ACHV ABS TRUST, Series 2023-2PL, Class B, 6.880%, 5/20/2030 (a)	1,200,000	1,202,770
Affirm Asset Securitization Trust, Series 2023-A, Class 1A, 6.610%, 1/18/2028 (a)	400,000	399,022
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.610%, 1/18/2028 (a)	600,000	598,331
Affirm Asset Securitization Trust, Series 2023-B, Class A, 6.820%, 9/15/2028 (a)	1,300,000	1,301,018
Aqua Finance Trust, Series 2017-A, Class B, 6.610%, 11/15/2035 (a)	300,000	297,759
Avant Loans Funding Trust, Series 2021-REV1, Class A, 1.210%, 7/15/2030 (a)	1,008,594	998,641
BHG Securitization Trust, Series 2022-B, Class A, 3.750%, 6/18/2035 (a)	649,394	644,634
CFMT Issuer Trust, Series 2021-GRN1, Class A, 1.100%, 3/20/2041 (a)	1,280,033	1,179,199
Conn's, Inc., Series 2023-A, Class A, 8.010%, 1/17/2028 (a)	477,516	479,363
Consumer Loan Underlying Bond CLUB Certificate Trust, Series 2019-33, Class PT, 9.985%, 10/17/2044 (a)(b)	382,800	352,465
Foundation Finance Trust, Series 2017-1A, Class C, 5.400%, 7/15/2033 (a)	1,600,000	1,536,019
Foundation Finance Trust, Series 2020-1A, Class A, 3.540%, 7/16/2040 (a)	672,527	653,235
Foundation Finance Trust, Series 2021-1A, Class A, 1.270%, 5/15/2041 (a)	871,911	756,120
Foundation Finance Trust, Series 2021-2A, Class A, 2.190%, 1/15/2042 (a)	913,763	812,951
FREED ABS Trust, Series 2021-3FP, Class D, 2.370%, 11/20/2028 (a)	300,000	284,296
Goldman Home Improvement Trust, Series 2021-GRN2, Class A, 1.150%, 6/25/2051 (a)	1,409,038	1,314,117
LendingPoint Asset Securitization Trust, Series 2021-B, Class B, 1.680%, 2/15/2029 (a)	232,022	231,586
LendingPoint Asset Securitization Trust, Series 2022-B, Class A, 4.770%, 10/15/2029 (a)	317,988	313,925
LendingPoint Asset Securitization Trust, Series 2022-C, Class B, 7.460%, 2/15/2030 (a)	2,000,000	1,999,330
LendingPoint Pass-Through Trust, Series 2022-ST1, Class A, 2.500%, 3/15/2028 (a)	634,738	615,360
LendingPoint Pass-Through Trust, Series 2022-ST2, Class A, 3.250%, 4/15/2028 (a)	907,104	876,837
LL ABS Trust, Series 2020-1A, Class C, 6.540%, 1/17/2028 (a)	927,221	926,882
LL ABS Trust, Series 2021-1A, Class A, 1.070%, 5/15/2029 (a)	1,721,996	1,704,583
LL ABS Trust, Series 2021-1A, Class B, 2.170%, 5/15/2029 (a)	1,000,000	960,236
Marlette Funding Trust, Series 2021-1A, Class D, 2.470%, 6/16/2031 (a)	1,000,000	944,972
Marlette Funding Trust, Series 2022-3A, Class B, 5.950%, 11/15/2032 (a)	700,000	693,688
Oportun Funding LLC, Series 2021-A, Class A, 1.210%, 3/8/2028 (a)(c)	487,822	472,414
Oportun Funding LLC, Series 2022-1, Class A, 3.250%, 6/15/2029 (a)	217,253	216,711
Oportun Issuance Trust, Series 2021-C, Class A, 2.180%, 10/8/2031 (a)	2,000,000	1,812,254
Pagaya AI Debt Selection Trust, Series 2020-3, Class C, 6.430%, 5/17/2027 (a)	2,856,829	2,853,570
Pagaya AI Debt Selection Trust, Series 2021-1, Class B, 2.130%, 11/15/2027 (a)	630,530	625,525
Pagaya AI Debt Selection Trust, Series 2021-1, Class C, 4.090%, 11/15/2027 (a)	199,918	177,125
Pagaya AI Debt Selection Trust, Series 2021-HG1, Class A, 1.220%, 1/16/2029 (a)	2,724,364	2,635,596
Pagaya AI Debt Selection Trust, Series 2021-HG1, Class B, 1.820%, 1/16/2029 (a)	1,580,484	1,499,136
Pagaya AI Debt Selection Trust, Series 2021-3, Class B, 1.740%, 5/15/2029 (a)	3,499,810	3,440,061
Pagaya AI Debt Selection Trust, Series 2021-5, Class B, 2.630%, 8/15/2029 (a)	999,882	956,388
Pagaya AI Debt Selection Trust, Series 2022-1, Class B, 3.344%, 10/15/2029 (a)	4,699,379	4,419,258
Pagaya AI Debt Selection Trust, Series 2022-3, Class A, 6.060%, 3/15/2030 (a)	1,341,739	1,338,901
Pagaya AI Debt Selection Trust, Series 2022-5, Class A, 8.096%, 6/17/2030 (a)	2,311,569	2,336,205
Pagaya AI Debt Selection Trust, Series 2023-1, Class A, 7.556%, 7/15/2030 (a)	2,272,181	2,282,027
Pagaya AI Debt Selection Trust, Series 2023-3, Class A, 7.600%, 12/16/2030 (a)	1,994,825	2,006,770
Pagaya AI Debt Selection Trust, Series 2023-5, Class B, 7.625%, 4/15/2031 (a)	2,250,000	2,252,050
Prosper Marketplace Issuance Trust, Series 2023-1A, Class A, 7.060%, 7/16/2029 (a)	603,902	605,234
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.970%, 9/25/2037 (a)	8,241,400	7,481,065
Theorem Funding Trust, Series 2022-1A, Class A, 1.850%, 2/15/2028 (a)	379,039	377,495
Theorem Funding Trust, Series 2023-1A, Class A, 7.580%, 4/15/2029 (a)	2,717,266	2,729,581
Theorem Funding Trust, Series 2022-3A, Class A, 7.600%, 4/15/2029 (a)	2,551,315	2,566,923
Theorem Funding Trust, Series 2022-3A, Class B, 8.950%, 4/15/2029 (a)	1,400,000	1,427,019
Upstart Pass-Through Trust, Series 2020-ST5, Class A, 3.000%, 12/20/2026 (a)	1,738,542	1,690,018
Upstart Pass-Through Trust, Series 2020-ST6, Class A, 3.000%, 1/20/2027 (a)	358,278	347,901
Upstart Pass-Through Trust, Series 2021-ST1, Class A, 2.750%, 2/20/2027 (a)	1,419,259	1,377,140
Upstart Pass-Through Trust, Series 2021-ST2, Class A, 2.500%, 4/20/2027 (a)	3,026,566	2,906,372
Upstart Pass-Through Trust, Series 2021-ST3, Class A, 2.000%, 5/20/2027 (a)	2,153,380	2,067,318
Upstart Pass-Through Trust, Series 2021-ST4, Class A, 2.000%, 7/20/2027 (a)	3,742,899	3,567,144
Upstart Pass-Through Trust, Series 2021-ST6, Class A, 1.850%, 8/20/2027 (a)	2,533,556	2,480,995
Upstart Pass-Through Trust, Series 2021-ST8, Class A, 1.750%, 10/20/2029 (a)	1,891,453	1,833,416
Upstart Pass-Through Trust, Series 2021-ST10, Class A, 2.250%, 1/20/2030 (a)	1,497,749	1,456,420
Upstart Pass-Through Trust, Series 2022-ST1, Class A, 2.600%, 3/20/2030 (a)	2,709,720	2,613,430
Upstart Pass-Through Trust, Series 2022-2A, Class A, 4.250%, 6/17/2030 (a)	495,310	477,701
Upstart Pass-Through Trust, Series 2022-4A, Class A, 7.010%, 11/15/2030 (a)	444,888	445,856
Upstart Securitization Trust, Series 2019-3, Class C, 5.381%, 1/21/2030 (a)	290,220	289,193
Upstart Securitization Trust, Series 2021-1, Class C, 4.060%, 3/20/2031 (a)	1,936,825	1,883,727
Upstart Securitization Trust, Series 2021-2, Class B, 1.750%, 6/20/2031 (a)	1,851,550	1,834,388
Upstart Securitization Trust, Series 2021-2, Class C, 3.610%, 6/20/2031 (a)	250,000	236,207
Upstart Securitization Trust, Series 2021-3, Class B, 1.660%, 7/20/2031 (a)	1,256,260	1,236,572
Upstart Securitization Trust, Series 2021-4, Class A, 0.840%, 9/20/2031 (a)	21,722	21,588
Upstart Securitization Trust, Series 2021-4, Class B, 1.840%, 9/20/2031 (a)	4,000,000	3,863,920
Upstart Securitization Trust, Series 2021-5, Class B, 2.490%, 11/20/2031 (a)	776,000	745,081
Upstart Securitization Trust, Series 2022-2, Class A, 4.370%, 5/20/2032 (a)	132,820	132,093
Upstart Securitization Trust, Series 2022-2, Class B, 6.100%, 5/20/2032 (a)	1,600,000	1,585,165
Upstart Securitization Trust, Series 2022-4, Class A, 5.980%, 8/20/2032 (a)	1,071,625	1,066,675
Upstart Securitization Trust, Series 2023-1, Class A, 6.590%, 2/20/2033 (a)	518,168	516,096
Upstart Securitization Trust, Series 2023-2, Class A, 6.770%, 6/20/2033 (a)	840,359	840,343
Upstart Structured Pass-Through Trust, Series 2022-1A, Class A, 3.400%, 4/15/2030 (a)	506,217	495,742
		102,599,148
Credit Card ― 4.07%
Avant Credit Card Master Trust, Series 2021-1A, Class A, 1.370%, 4/15/2027 (a)	3,500,000	3,258,150
Avant Credit Card Master Trust, Series 2021-1A, Class B, 1.620%, 4/15/2027 (a)	2,250,000	2,133,099
BA Credit Card Trust, Series 2021-A1, Class A1, 0.440%, 9/15/2026	2,638,000	2,575,814
CARDS II Trust, Series 2021-1A, Class A, 0.602%, 4/15/2027 (a)	1,503,000	1,469,452
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, 6.073% (TSFR1M + 0.734%), 4/22/2026 (d)	1,865,000	1,869,849
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class A, 2.240%, 12/15/2028 (a)	500,000	492,575
Continental Finance Credit Card ABS Master Trust, Series 2021-A, Class A, 2.550%, 12/17/2029 (a)	2,000,000	1,861,864
Genesis Sales Finance Master Trust, Series 2021-AA, Class A, 1.200%, 12/21/2026 (a)	2,000,000	1,880,122
Mercury Financial Credit Card Master Trust, Series 2022-1A, Class A, 2.500%, 9/21/2026 (a)	5,000,000	4,814,020
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class A, 8.040%, 9/20/2027 (a)	700,000	702,557
		21,057,502
Equipment ― 1.25%
Octane Receivables Trust, Series 2020-1A, Class D, 5.450%, 3/20/2028 (a)	3,100,000	3,036,025
Octane Receivables Trust, Series 2023-3A, Class A2, 6.440%, 3/20/2029 (a)	1,500,000	1,501,507
Octane Receivables Trust, Series 2023-2A, Class A2, 5.880%, 6/20/2031 (a)	1,496,375	1,490,551
Verizon Master Trust, Series 2023-5, Class A1B, 6.001% (SOFR30A + 0.680%), 9/8/2028 (d)	400,000	400,998
		6,429,081
TOTAL ASSET-BACKED SECURITIES (Cost ― $223,577,782)		$220,217,284

Collateralized Loan Obligations ― 11.42%
Apidos CLO Ltd., Series 2015-20A, Class A1RA, 6.755% (TSFR3M + 1.362%), 7/16/2031 (a)(d)	322,771	321,141
Apidos CLO Ltd., Series XXXA, Class A1A, 6.797% (TSFR3M + 1.402%), 10/18/2031 (a)(d)	1,680,000	1,677,519
Barings Middle Market CLO Ltd., Series 2021-IA, Class X, 6.927% (TSFR3M + 1.512%), 7/20/2033 (a)(d)	2,000,000	1,998,268
Cathedral Lake CLO Ltd., Series 2021-6A, Class X, 6.640% (TSFR3M + 1.262%), 4/25/2034 (a)(d)	2,105,263	2,104,444
Cedar Funding CLO Ltd., Series 2014-4A, Class X, 6.574% (TSFR3M + 1.162%), 7/23/2034 (a)(d)	1,309,520	1,305,692
Cerberus Loan Funding LP, Series 2021-6A, Class A, 7.055% (TSFR3M + 1.662%), 11/22/2033 (a)(d)	798,491	794,687
Cerberus Onshore CLO LLC, Series 2020-1A, Class A, 7.505% (TSFR3M + 2.112%), 10/15/2031 (a)(d)	284,630	283,740
CIFC Funding Ltd., Series 2015-3A, Class AR, 6.528% (TSFR3M + 1.132%), 4/19/2029 (a)(d)	3,598,322	3,588,509
Elevation CLO Ltd., Series 2021-13A, Class X, 6.655% (TSFR3M + 1.262%), 7/15/2034 (a)(d)	1,400,000	1,399,573
Elevation CLO Ltd., Series 2021-14A, Class X, 6.627% (TSFR3M + 1.212%), 10/20/2034 (a)(d)	2,000,000	1,999,332
First Eagle Commercial Loan Funding LLC, Series 2016-1A, Class A1AR, 7.330% (TSFR3M + 1.952%), 1/25/2032 (a)(d)	4,020,076	4,016,105
Golub Capital Partners CLO Ltd., Series 2013-17A, Class A1R, 7.290% (TSFR3M + 1.912%), 10/25/2030 (a)(d)	1,666,554	1,663,766
Great Lakes CLO Ltd., Series 2021-5A, Class AX, 6.605% (TSFR3M + 1.212%), 4/15/2033 (a)(d)	1,422,857	1,418,352
Greenwood Park CLO Ltd., Series 2018-1A, Class A2, 6.665% (TSFR3M + 1.272%), 4/15/2031 (a)(d)	4,435,007	4,417,893
Hayfin Kingsland Ltd., Series 2019-2A, Class XR, 6.627% (TSFR3M + 1.212%), 10/20/2034 (a)(d)	1,200,000	1,199,688
Jamestown CLO Ltd., Series 2016-9A, Class XRR, 6.540% (TSFR3M + 1.162%), 7/25/2034 (a)(d)	1,333,336	1,333,336
Lake Shore MM CLO Ltd., Series 2021-1A, Class X, 6.835% (TSFR3M + 1.442%), 10/15/2033 (a)(d)	2,533,333	2,530,374
LCM XIII LP, Series 14A, Class AR, 6.717% (TSFR3M + 1.302%), 7/20/2031 (a)(d)	910,175	901,704
Madison Park Funding Ltd., Series 12A, Class AR, 6.504% (TSFR3M + 1.092%), 4/22/2027 (a)(d)	1,097,418	1,097,418
Madison Park Funding Ltd., Series 2018-30A, Class A, 6.405% (TSFR3M + 1.012%), 4/15/2029 (a)(d)	930,319	924,349
Marble Point CLO Ltd., Series 2020-3A, Class X, 6.508% (TSFR3M + 1.112%), 1/19/2034 (a)(d)	499,997	498,548
Monroe Capital MML CLO Ltd., Series 2018-1A, Class A, 7.105% (TSFR3M + 1.712%), 4/15/2030 (a)(d)	1,550,742	1,542,926
Monroe Capital MML CLO Ltd., Series 2021-2A, Class X, 6.670% (TSFR3M + 1.262%), 9/14/2033 (a)(d)	2,151,000	2,149,346
Mountain View CLO LLC, Series 2016-1A, Class XR, 6.455% (TSFR3M + 1.062%), 4/14/2033 (a)(d)	1,052,632	1,050,000
Neuberger Berman CLO Ltd., Series 2017-26A, Class AR, 6.577% (TSFR3M + 1.182%), 10/18/2030 (a)(d)	961,866	955,490
Neuberger Berman CLO Ltd., Series 2015-20A, Class XR, 6.605% (TSFR3M + 1.212%), 7/15/2034 (a)(d)	2,750,000	2,748,807
Owl Rock CLO Ltd., Series 2019-1A, Class A, 7.441% (TSFR3M + 2.062%), 5/20/2031 (a)(d)	2,960,406	2,955,435
OZLM Ltd., Series 2015-14A, Class X, 6.655% (TSFR3M + 1.262%), 7/15/2034 (a)(d)	400,000	398,891
Palmer Square CLO Ltd., Series 2018-1A, Class A1, 6.687% (TSFR3M + 1.292%), 4/18/2031 (a)(d)	1,560,432	1,558,940
Saranac CLO Ltd., Series 2014-2A, Class A1AR, 6.871% (TSFR3M + 1.492%), 11/20/2029 (a)(d)	2,569,982	2,566,317
Symphony CLO Ltd., Series 2021-25A, Class X, 6.358% (TSFR3M + 0.962%), 4/19/2034 (a)(d)	125,000	124,673
TCW CLO Ltd., Series 2020-1A, Class XRR, 6.527% (TSFR3M + 1.112%), 4/20/2034 (a)(d)	1,428,571	1,428,031
TCW CLO Ltd., Series 2021-2A, Class X, 6.640% (TSFR3M + 1.262%), 7/25/2034 (a)(d)	1,866,667	1,866,122
TCW CLO Ltd., Series 2019-1A, Class XR, 6.633% (TSFR3M + 1.262%), 8/16/2034 (a)(d)	1,866,667	1,870,068
THL Credit Lake Shore MM CLO Ltd., Series 2019-1A, Class X, 6.655% (TSFR3M + 1.262%), 4/15/2033 (a)(d)	666,667	664,322
Wellfleet CLO Ltd., Series 2019-XA, Class X, 6.677% (TSFR3M + 1.262%), 7/20/2032 (a)(d)	1,704,545	1,704,015
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost ― $59,024,616)		$59,057,821

Commercial Mortgage-Backed Securities ― 3.19%
BXP Trust, Series 2017-CQHP, Class A, 6.232% (TSFR1M + 0.897%), 11/15/2034 (a)(d)	1,000,000	966,085
BXP Trust, Series 2017-CQHP, Class C, 6.632% (TSFR1M + 1.297%), 11/15/2034 (a)(d)	3,000,000	2,750,871
Credit Suisse Mortgage Trust, Series 2017-PFHP, Class A, 6.332% (TSFR1M + 0.997%), 12/15/2030 (a)(d)	620,000	586,454
Greystone CRE Notes Ltd., Series 2021-HC2, Class A, 7.249% (TSFR1M + 1.914%), 12/15/2039 (a)(d)	4,000,000	3,931,312
GS Mortgage-Backed Securities Corp. Trust, Series 2018-TWR, Class B, 6.832% (TSFR1M + 1.497%), 7/15/2031 (a)(d)	775,000	543,269
GS Mortgage-Backed Securities Corp. Trust, Series 2018-HART, Class B, 6.693% (TSFR1M + 1.353%), 10/15/2031 (a)(d)	683,000	635,560
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PTC, Class A, 6.832% (TSFR1M + 1.497%), 4/15/2031 (a)(d)	1,253,000	803,292
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class A, 6.914% (TSFR1M + 1.579%), 7/15/2036 (a)(d)	848,857	787,793
Velocity Commercial Capital Loan Trust, Series 2021-2, Class A, 1.520%, 8/25/2051 (a)(b)	3,456,924	2,827,079
Velocity Commercial Capital Loan Trust, Series 2021-3, Class A, 1.960%, 10/25/2051 (a)(b)	2,276,235	1,782,151
Velocity Commercial Capital Loan Trust, Series 2021-4, Class A, 2.520%, 12/26/2051 (a)(b)	1,106,078	890,777
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost ― $18,981,567)		$16,504,643

Commercial Mortgage-Backed Securities - U.S. Government Agency ― 8.32%
Federal Home Loan Mortgage Corp., Series K-F29, Class A, 5.791% (SOFR30A + 0.474%), 2/25/2024 (d)	1,196,988	1,198,089
Federal Home Loan Mortgage Corp., Series K-F51, Class A, 5.831% (SOFR30A + 0.514%), 8/25/2025 (d)	1,465,779	1,465,817
Federal Home Loan Mortgage Corp., Series K-F60, Class A, 5.921% (SOFR30A + 0.604%), 2/25/2026 (d)	1,100,667	1,099,879
Federal Home Loan Mortgage Corp., Series K-F62, Class A, 5.911% (SOFR30A + 0.594%), 4/25/2026 (d)	701,173	696,890
Federal Home Loan Mortgage Corp., Series K-F64, Class A, 5.871% (SOFR30A + 0.554%), 6/25/2026 (d)	281,720	279,705
Federal Home Loan Mortgage Corp., Series K-F68, Class A, 5.921% (SOFR30A + 0.604%), 7/25/2026 (d)	6,221,500	6,215,042
Federal Home Loan Mortgage Corp., Series K-F74, Class AS, 5.847% (MSOFR1MC + 0.530%), 1/25/2027 (d)	118,322	117,476
Federal Home Loan Mortgage Corp., Series K-F81, Class AS, 5.717% (SOFR30A + 0.400%), 6/25/2027 (d)	1,315,221	1,307,070
Federal Home Loan Mortgage Corp., Series K-F86, Class AS, 5.637% (SOFR30A + 0.320%), 8/25/2027 (d)	4,063,846	4,025,159
Federal Home Loan Mortgage Corp., Series K-F86, Class AL, 5.721% (SOFR30A + 0.404%), 8/25/2027 (d)	1,239,642	1,233,272
Federal Home Loan Mortgage Corp., Series K-F93, Class AS, 5.627% (SOFR30A + 0.310%), 10/25/2027 (d)	895,589	886,061
Federal Home Loan Mortgage Corp., Series K-F93, Class AL, 5.711% (SOFR30A + 0.394%), 10/25/2027 (d)	1,047,472	1,041,245
Federal Home Loan Mortgage Corp., Series K-F100, Class AL, 5.561% (SOFR30A + 0.244%), 11/25/2027 (d)	3,019,396	2,984,625
Federal Home Loan Mortgage Corp., Series K-F100, Class AS, 5.497% (SOFR30A + 0.180%), 1/25/2028 (d)	1,959,531	1,938,390
Federal Home Loan Mortgage Corp., Series K-F43, Class A, 5.671% (SOFR30A + 0.354%), 1/25/2028 (d)	2,124,603	2,100,098
Federal Home Loan Mortgage Corp., Series K-F113, Class AS, 5.547% (SOFR30A + 0.230%), 5/25/2028 (d)	1,043,525	1,031,036
Federal Home Loan Mortgage Corp., Series K-F48, Class A, 5.721% (SOFR30A + 0.404%), 6/25/2028 (d)	827,487	814,681
Federal Home Loan Mortgage Corp., Series K-F129, Class AS, 5.567% (SOFR30A + 0.250%), 1/25/2029 (d)	323,285	317,952
Federal Home Loan Mortgage Corp., Series KF133, Class AS, 5.687% (SOFR30A + 0.370%), 2/25/2029 (d)	1,444,052	1,428,811
Federal Home Loan Mortgage Corp., Series K-F67, Class A, 5.951% (SOFR30A + 0.634%), 8/25/2029 (d)	1,428,679	1,425,976
Federal Home Loan Mortgage Corp., Series K-F75, Class AS, 5.867% (MSOFR1MC + 0.550%), 12/25/2029 (d)	646,572	642,405
Federal Home Loan Mortgage Corp., Series K-F155, Class AS, 5.987% (SOFR30A + 0.670%), 2/25/2030 (d)	1,000,000	999,730
Federal Home Loan Mortgage Corp., Series K-F84, Class AL, 5.731% (SOFR30A + 0.414%), 7/25/2030 (d)	1,867,178	1,847,466
Federal Home Loan Mortgage Corp., Series K-F92, Class AS, 5.677% (SOFR30A + 0.360%), 10/25/2030 (d)	397,748	389,663
Federal Home Loan Mortgage Corp., Series K-F91, Class AL, 5.761% (SOFR30A + 0.444%), 10/25/2030 (d)	750,534	740,703
Federal Home Loan Mortgage Corp., Series K-F96, Class AS, 5.617% (SOFR30A + 0.300%), 11/25/2030 (d)	310,900	302,614
Federal Home Loan Mortgage Corp., Series K-F94, Class AL, 5.731% (SOFR30A + 0.414%), 11/25/2030 (d)	824,587	812,188
Federal Home Loan Mortgage Corp., Series K-F99, Class AS, 5.517% (SOFR30A + 0.200%), 12/25/2030 (d)	1,421,698	1,394,179
Federal Home Loan Mortgage Corp., Series K-F97, Class AS, 5.567% (SOFR30A + 0.250%), 12/25/2030 (d)	285,977	281,134
Federal Home Loan Mortgage Corp., Series K-F101, Class AS, 5.517% (SOFR30A + 0.200%), 1/25/2031 (d)	330,596	320,775
Federal Home Loan Mortgage Corp., Series K-F114, Class AS, 5.537% (SOFR30A + 0.220%), 5/25/2031 (d)	277,341	270,781
Federal Home Loan Mortgage Corp., Series K-F115, Class AS, 5.527% (SOFR30A + 0.210%), 6/25/2031 (d)	976,429	958,511
Federal Home Loan Mortgage Corp., Series K-F117, Class AS, 5.557% (SOFR30A + 0.240%), 6/25/2031 (d)	604,364	596,252
Federal National Mortgage Association, 2.500%, 9/1/2024	1,929,750	1,871,742
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost ― $43,365,962)		$43,035,417

Corporate Obligations ― 2.44%
Consumer, Cyclical ― 0.42%
Ford Motor Credit Co. LLC, 5.584%, 3/18/2024	2,000,000	1,994,327
General Motors Financial Co., Inc., 2.900%, 2/26/2025	200,000	190,993
		2,185,320
Consumer, Non-cyclical ― 0.54%
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.250%, 4/15/2024 (a)	2,802,000	2,787,005

Energy ― 0.21%
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/2025	200,000	198,961
DCP Midstream Operating LP, 5.375%, 7/15/2025	200,000	197,760
MPLX LP, 4.875%, 12/1/2024	200,000	197,350
Occidental Petroleum Corp., 6.950%, 7/1/2024	472,000	475,127
		1,069,198
Financial ― 1.23%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.875%, 8/14/2024	200,000	194,432
Aircastle Ltd., 4.125%, 5/1/2024	200,000	197,282
Capital One Financial Corp., 3.300%, 10/30/2024	200,000	193,968
goeasy Ltd., 5.375%, 12/1/2024 (a)	1,000,000	981,153
OneMain Finance Corp., 6.125%, 3/15/2024	635,000	633,974
Radian Group, Inc., 6.625%, 3/15/2025	200,000	198,015
Starwood Property Trust, Inc., 5.500%, 11/1/2023 (a)	4,000,000	4,000,000
		6,398,824
Utilities ― 0.04%
Vistra Operations Co. LLC, 3.550%, 7/15/2024 (a)	200,000	195,115
TOTAL CORPORATE OBLIGATIONS (Cost ― $12,724,637)		$12,635,462

Investment Companies ― 0.96%	Shares
Affiliated Exchange Traded Funds ― 0.96%
Angel Oak Ultrashort Income ETF	97,500	4,934,962
TOTAL INVESTMENT COMPANIES (Cost ― $4,879,821)		$4,934,962
	Principal
Residential Mortgage-Backed Securities ― 25.03%	Amount
A&D Mortgage LLC, Series 2023-NQM4, Class A1, 7.472%, 9/25/2068 (a)(e)	1,000,000	1,007,096
A&D Mortgage LLC, Series 2023-NQM4, Class A3, 8.100%, 9/25/2068 (a)(e)	1,000,000	1,007,813
Bellemeade Re Ltd., Series 2019-1A, Class M2, 8.139% (TSFR1M + 2.814%), 3/25/2029 (a)(d)	$1,054,651	1,059,035
Bellemeade Re Ltd., Series 2019-3A, Class M1C, 7.389% (TSFR1M + 2.064%), 7/25/2029 (a)(d)	769,708	772,643
Bellemeade Re Ltd., Series 2023-1, Class M1B, 9.571% (SOFR30A + 4.250%), 10/25/2033 (a)(d)	300,000	300,763
BRAVO Residential Funding Trust, Series 2021-A, Class A1, 1.991%, 10/25/2059 (a)(e)	344,170	328,799
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A3, 3.135%, 11/25/2059 (a)(e)	987,963	937,720
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898%, 6/25/2036 (a)(b)	941,934	886,687
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11, 6.339% (TSFR1M + 1.014%), 7/25/2049 (a)(d)	1,356,293	1,301,194
CIM Trust, Series 2019-INV2, Class A11, 6.385% (SOFR30A + 1.064%), 5/25/2049 (a)(d)	180,829	174,473
CIM Trust, Series 2021-NR2, Class A1, 2.568%, 7/25/2059 (a)(e)	2,216,765	2,102,502
COLT Funding LLC, Series 2021-3R, Class A3, 1.513%, 12/25/2064 (a)(b)	706,947	593,413
COLT Mortgage Loan Trust, Series 2020-2, Class A3, 3.698%, 3/25/2065 (a)(b)	1,710,000	1,578,506
COLT Mortgage Loan Trust, Series 2022-7, Class A3, 6.250%, 4/25/2067 (a)(b)	576,866	566,864
Credit Suisse Mortgage Trust, Series 2019-AFC1, Class A3, 3.877%, 7/25/2049 (a)(e)	1,527,767	1,378,859
Credit Suisse Mortgage Trust, Series 2019-NQM1, Class A1, 2.656%, 10/25/2059 (a)(e)	1,090,137	1,035,997
Credit Suisse Mortgage Trust, Series 2021-NQM1, Class A1, 0.809%, 5/25/2065 (a)(b)	1,592,080	1,310,567
Credit Suisse Mortgage Trust, Series 2021-NQM3, Class A3, 1.632%, 4/25/2066 (a)(b)	5,340,852	4,257,615
Credit Suisse Mortgage Trust, Series 2021-NQM5, Class A3, 1.349%, 5/25/2066 (a)(b)	3,084,602	2,333,279
Credit Suisse Mortgage Trust, Series 2021-NQM7, Class A2, 1.961%, 10/25/2066 (a)(b)	3,315,525	2,665,785
Credit Suisse Mortgage Trust, Series 2021-NQM8, Class A2, 2.303%, 10/25/2066 (a)(b)	3,899,575	3,127,323
Cross Mortgage Trust, Series 2023-H2, Class A1A, 7.135%, 11/25/2068 (a)(e)	1,000,000	999,998
Flagstar Mortgage Trust, Series 2018-6RR, Class 1A2, 6.139% (TSFR1M + 0.814%), 10/25/2048 (a)(d)	1,045,124	989,132
Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.500%, 7/25/2056 (a)(b)	36,474	30,729
GCAT Trust, Series 2020-NQM2, Class A1, 1.555%, 4/25/2065 (a)(e)	1,604,439	1,436,345
GCAT Trust, Series 2022-NQM4, Class A3, 5.730%, 8/25/2067 (a)(e)	589,302	568,654
GS Mortgage-Backed Securities Corp. Trust, Series 2014-EB1A, Class B2, 4.287%, 7/25/2044 (a)(b)	1,752,495	1,705,484
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ2, Class A1, 3.500%, 7/25/2050 (a)(b)	222,916	188,988
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ9, Class A8, 2.500%, 2/26/2052 (a)(b)	8,016,419	6,566,738
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ10, Class A8, 2.500%, 3/25/2052 (a)(b)	4,101,954	3,419,053
GS Mortgage-Backed Securities Corp. Trust, Series 2021-NQM1, Class A3, 1.532%, 7/25/2061 (a)(b)	1,529,061	1,287,153
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3, 1.617%, 6/25/2056 (a)(b)	1,255,814	1,028,891
JP Morgan Mortgage Trust, Series 2019-1, Class A11, 6.389% (TSFR1M + 1.064%), 5/25/2049 (a)(d)	1,540,717	1,483,436
JP Morgan Mortgage Trust, Series 2019-5, Class A11, 6.334% (TSFR1M + 1.014%), 11/25/2049 (a)(d)	727,898	697,132
JP Morgan Mortgage Trust, Series 2019-6, Class A3, 3.500%, 12/25/2049 (a)(b)	1,606,591	1,417,233
JP Morgan Mortgage Trust, Series 2019-LTV3, Class A3, 3.500%, 3/25/2050 (a)(b)	169,925	155,302
JP Morgan Mortgage Trust, Series 2021-1, Class A11, 5.965% (SOFR30A + 0.650%), 6/25/2051 (a)(d)	4,167,377	3,873,181
JP Morgan Mortgage Trust, Series 2023-HE1, Class A1, 7.071% (SOFR30A + 1.750%), 11/25/2053 (a)(d)	875,653	885,224
Legacy Mortgage Asset Trust, Series 2021-GS1, Class A1, 1.892%, 10/25/2066 (a)(e)	528,187	484,495
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class A10, 2.500%, 6/25/2051 (a)(b)	3,623,943	2,998,363
METLIFE Securitization Trust, Series 2020-INV1, Class A5, 3.000%, 5/25/2050 (a)(b)	1,757,544	1,434,230
MFA Trust, Series 2023-INV1, Class A3, 6.600%, 2/25/2058 (a)(e)	1,402,995	1,378,002
Mill City Mortgage Loan Trust, Series 2021-NMR1, Class A1, 1.125%, 11/25/2060 (a)(b)	1,014,547	912,559
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A6, 2.500%, 6/25/2051 (a)(b)	2,287,365	1,899,069
NLT Trust, Series 2021-INV2, Class A3, 1.520%, 8/25/2056 (a)(b)	1,845,628	1,460,851
NMLT Trust, Series 2021-INV1, Class A3, 1.797%, 5/25/2056 (a)(b)	1,392,502	1,116,355
OBX Trust, Series 2018-EXP1, Class 2A2, 6.439% (TSFR1M + 1.114%), 4/25/2048 (a)(d)	68,339	67,570
OBX Trust, Series 2020-EXP1, Class 2A1, 6.189% (TSFR1M + 0.864%), 2/25/2060 (a)(d)	488,571	442,269
OBX Trust, Series 2021-NQM1, Class A3, 1.329%, 2/25/2066 (a)(b)	4,470,155	3,553,210
Pepper Residential Securities Trust, Series 23A, Class A1U, 6.384% (SOFR + 1.064%), 8/18/2060 (a)(d)	9,199	9,185
Pretium Mortgage Credit Partners LLC, Series 2021-NPL3, Class A1, 1.868%, 7/25/2051 (a)(e)	4,585,415	4,207,609
PRKCM Trust, Series 2023-AFC1, Class A3, 7.304%, 2/25/2058 (a)(e)	1,393,212	1,387,348
PRPM LLC, Series 2021-3, Class A1, 1.867%, 4/25/2026 (a)(e)	81,834	76,079
PRPM LLC, Series 2021-5, Class A1, 1.793%, 6/25/2026 (a)(e)	99,037	89,250
PRPM LLC, Series 2021-6, Class A1, 1.793%, 7/25/2026 (a)(e)	2,787,190	2,615,253
PRPM LLC, Series 2021-7, Class A1, 1.867%, 8/25/2026 (a)(e)	786,478	722,927
PRPM LLC, Series 2021-9, Class A1, 2.363%, 10/25/2026 (a)(e)	1,922,633	1,805,271
PRPM LLC, Series 2022-NQM1, Class A3, 5.500%, 8/25/2067 (a)(e)	2,288,159	2,186,763
RCO Mortgage LLC, Series 2022-1, Class A1, 3.000%, 1/25/2027 (a)(e)	2,367,671	2,237,911
Saluda Grade Alternative Mortgage Trust, Series 2021-MF1, Class A1, 2.805%, 11/25/2029 (a)(b)	5,000,000	4,738,620
Sequoia Mortgage Trust, Series 2023-4, Class A10, 6.000%, 11/25/2053 (a)(b)	750,000	742,782
SG Residential Mortgage Trust, Series 2021-2, Class A2, 1.942%, 12/25/2061 (a)(b)	4,003,731	3,201,311
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A3, 1.593%, 11/25/2055 (a)(b)	2,094,898	1,860,271
Starwood Mortgage Residential Trust, Series 2021-3, Class A3, 1.518%, 6/25/2056 (a)(b)	3,195,690	2,516,526
Starwood Mortgage Residential Trust, Series 2021-5, Class A2, 2.178%, 9/25/2066 (a)(b)	4,013,762	3,177,559
Starwood Mortgage Residential Trust, Series 2021-5, Class A3, 2.436%, 9/25/2066 (a)(b)	3,542,597	2,818,111
Starwood Mortgage Residential Trust, Series 2022-3, Class A1, 4.161%, 3/25/2067 (a)(b)	1,333,551	1,205,633
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, 6.439% (TSFR1M + 1.114%), 10/25/2059 (a)(d)	1,164,053	1,165,987
Tricon American Homes Trust, Series 2017-SFR2, Class A, 2.928%, 1/17/2036 (a)	2,245,354	2,233,469
Tricon American Homes Trust, Series 2017-SFR2, Class D, 3.672%, 1/17/2036 (a)	2,000,000	1,990,512
TRK Trust, Series 2022-INV1, Class A1, 2.577%, 2/25/2057 (a)(b)	3,258,383	2,820,528
Verus Securitization Trust, Series 2019-INV3, Class A2, 2.947%, 11/25/2059 (a)(b)	935,780	898,452
Verus Securitization Trust, Series 2019-INV3, Class M1, 3.279%, 11/25/2059 (a)(b)	2,513,000	2,200,471
Verus Securitization Trust, Series 2021-4, Class A2, 1.247%, 7/25/2066 (a)(b)	1,646,965	1,268,916
Verus Securitization Trust, Series 2021-5, Class A3, 1.373%, 9/25/2066 (a)(b)	2,322,801	1,855,175
Verus Securitization Trust, Series 2021-8, Class A3, 2.491%, 11/25/2066 (a)(b)	1,728,405	1,414,615
Verus Securitization Trust, Series 2022-3, Class A3, 4.130%, 2/25/2067 (a)(b)	3,334,071	2,844,299
Verus Securitization Trust, Series 2022-5, Class A3, 3.800%, 4/25/2067 (a)(b)	910,729	767,186
Verus Securitization Trust, Series 2023-3, Class A3, 6.743%, 3/25/2068 (a)(e)	909,696	895,382
Verus Securitization Trust, Series 2023-2, Class A3, 6.852%, 3/25/2068 (a)(e)	891,675	877,356
Visio Trust, Series 2021-1R, Class A3, 1.688%, 5/25/2056 (a)	1,465,108	1,310,034
WinWater Mortgage Loan Trust, Series 2015-A, Class AX1, 0.339%, 6/20/2045 (a)(b)(f)	6,290,668	80,024
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost ― $146,738,944)		$129,427,394

Residential Mortgage-Backed Securities - U.S. Government Agency ― 0.88%
Federal Home Loan Mortgage Corp., Series 5078, Class AB, 2.000%, 9/25/2035	2,105,598	2,011,025
Federal Home Loan Mortgage Corp., Series 4776, Class QM, 3.000%, 6/15/2045	246,372	242,749
Federal National Mortgage Association, 2.919%, 10/1/2025 (b)	1,687,986	1,611,895
Federal National Mortgage Association, Series 2017-61, Class K, 3.500%, 8/25/2046	718,506	664,512
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost ― $4,745,140)		$4,530,181

Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer ― 0.86%
Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M2, 7.435% (SOFR30A + 2.114%), 1/25/2040 (a)(d)	436,307	438,022
Connecticut Avenue Securities Trust, Series 2022-R08, Class 1M1, 7.871% (SOFR30A + 2.550%), 7/25/2042 (a)(d)	408,607	418,195
Federal Home Loan Mortgage Corp., Series 2022-DNA1, Class M1A, 6.321% (SOFR30A + 1.000%), 1/25/2042 (a)(d)	738,861	733,773
Federal Home Loan Mortgage Corp., Series 2022-DNA3, Class M1A, 7.321% (SOFR30A + 2.000%), 4/25/2042 (a)(d)	340,266	344,111
Federal Home Loan Mortgage Corp., Series 2023-HQA1, Class M1A, 7.321% (SOFR30A + 2.000%), 5/25/2043 (a)(d)	895,220	898,860
Federal Home Loan Securities Trust, Series 2016-SC02, Class M2, 3.647%, 10/25/2046 (b)	1,795,383	1,612,340
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost ― $4,611,136)		$4,445,301

Short-Term Investments ― 5.00%
U.S. Treasury Bills ― 2.88%
5.141%, 12/5/2023 (g)	10,000,000	9,950,015
5.276%, 2/20/2024 (g)	5,000,000	4,917,926
		14,867,941
Money Market Funds ― 2.12%	Shares
First American Government Obligations Fund, Class U, 5.294% (h)	10,952,380	10,952,380
TOTAL SHORT-TERM INVESTMENTS (Cost ― $25,820,451)		$25,820,321
TOTAL INVESTMENTS ― 100.69% (Cost ― $544,470,056)		$520,608,786
Liabilities in Excess of Other Assets ― (0.69%)		(3,546,563)
NET ASSETS ― 100.00%		$517,062,223

LIBOR:	London Inter-Bank Offered Rate
SOFR:	Secured Overnight Financing Rate
SOFR30A:	Secured Overnight Financing Rate 30 Day Average
TSFRM:	Term Secured Overnight Financing Rate
MSOFR1MC:	1 Month Secured Overnight Financing Rate Index

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At October 31, 2023, the value of these securities amounted to $422,088,510 or 81.63% of net assets.

(b)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of October 31, 2023.
(c)	Illiquid security. At October 31, 2023, the value of these securities amounted to $472,414 or 0.09% of net assets.
(d)
Variable or floating rate security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase. Securities that reference SOFR may have been subject to a credit spread adjustment, particularly legacy holdings that previously referenced LIBOR and have transitioned to SOFR as the base lending rate. Rate disclosed is the rate in effect as of October 31, 2023.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of October 31, 2023.
(f)	Interest only security.
(g)	Rate disclosed is the effective yield as of October 31, 2023.
(h)	Rate disclosed is the seven day yield as of October 31, 2023.

Schedule of Open Futures Contracts

Short Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Value & Unrealized Appreciation (Depreciation)

3 Year ERIS SOFR Swap Future	September 2025	(166)	($15,266,655)	$188,526
3 Year ERIS SOFR Swap Future	December 2025	(293)	(27,713,903)	391,331
4 Year ERIS SOFR Swap Future	December 2026	(300)	(27,812,340)	652,110
Total				$1,231,967

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities ("ABS"), mortgage-backed securities ("MBS"), collateralized loan obligations ("CLOs"), corporate obligations, and whole loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the-counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the "Adviser") as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of October 31, 2023:

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$-	$220,217,284	$-	$220,217,284
Collateralized Loan Obligations	-	59,057,821	-	59,057,821
Commercial Mortgage-Backed Securities	-	16,504,643	-	16,504,643
Commercial Mortgage-Backed Securities – U.S. Government Agency	-	43,035,417	-	43,035,417
Corporate Obligations	-	12,635,462	-	12,635,462
Investment Companies - Affiliated Exchange Traded Funds	4,934,962	-	-	4,934,962
Residential Mortgage-Backed Securities	-	129,427,394	-	129,427,394
Residential Mortgage-Backed Securities – U.S. Government Agency	-	4,530,181	-	4,530,181
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer	-	4,445,301	-	4,445,301
Short-Term Investments	10,952,380	14,867,941	-	25,820,321
Total	$15,887,342	$504,721,444	$-	$520,608,786
Other Financial Instruments
Assets
Futures Contracts*	$1,231,967	$-	$-	$1,231,967

*Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended October 31, 2023, the Fund did not recognize any transfers to or from Level 3.

The average monthly notional value of short futures contracts during the period ended October 31, 2023, was ($76,242,356).

Transactions with Affiliates

The Fund's ownership of shares of affiliates represents holdings for which the Fund and the underlying investee fund have the same investment adviser or where the investee fund’s investment adviser is under common control with the Fund’s investment adviser.

The Fund had the following investments in affiliates during the period ended October 31, 2023:

Security Name	Value as of January 31, 2023	Purchases	Sales	Net Realized Gain (Loss) on Investments in Affiliates	Net Change in Unrealized Appreciation/ Depreciation on Investments in Affiliates	Value as of October 31, 2023	Share Balance	Dividend Income
Angel Oak UltraShort Income ETF	$4,880,005	$50,535	$–	$–	$4,422	$4,934,962	97,500	$209,942